UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21682

Sterling Capital Variable Insurance Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor
Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President
Sterling Capital Variable Insurance Funds
434 Fayetteville Street Mall, 5th Floor
Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Sterling Capital Variable Insurance Funds

Sterling Capital Variable Insurance Funds
Summary of Portfolio Holdings (Unaudited)
June 30, 2011

Each Sterling Capital Variable Insurance Fund’s portfolio composition is as follows at June 30, 2011:

Sterling Capital Select Equity VIF (formerly known as BB&T Select Equity VIF)	Percentage of net assets
Consumer Discretionary	10.8%
Consumer Staples	7.8%
Energy	12.6%
Financials	16.4%
Health Care	12.6%
Industrials	10.0%
Information Technology	23.0%
Materials	4.8%
Telecommunication Services	1.6%
Exchange Traded Fund	0.3%
Cash Equivalents	0.2%

100.1%

Sterling Capital Strategic Allocation Equity VIF (formerly known as BB&T Capital Manager Equity Fund)
Sterling Capital Equity Income Fund, Institutional Class	6.8%
Sterling Capital Equity Index Fund, Institutional Class	1.0%
Sterling Capital International Fund, Institutional Class	8.6%
Sterling Capital Mid Value Fund, Institutional Class	10.6%
Sterling Capital Select Equity Fund, Institutional Class	18.0%
Sterling Capital Small Value Fund, Institutional Class	2.8%
Sterling Capital Special Opportunities Fund, Institutional Class	4.4%
Sterling Capital U.S. Treasury Money Market Fund	1.4%
Exchange Traded Funds	37.0%
Non-Affiliated Investment Companies	9.4%

100.0%

Sterling Capital Special Opportunities VIF (formerly known as BB&T Special Opportunities Equity VIF)
Consumer Discretionary	9.5%
Consumer Staples	10.5%
Energy	10.0%
Financials	6.8%
Health Care	21.3%
Industrials	5.2%
Information Technology	27.7%
Materials	7.5%
Utilities	0.5%
Cash Equivalents	4.2%

103.2%

Sterling Capital Total Return Bond VIF (formerly known as BB&T Total Return Bond VIF)
Asset Backed Securities	0.4%
Collateralized Mortgage Obligations	12.8%
Commercial Mortgage-Backed Securities	9.4%
Corporate Bonds	27.1%
Mortgage-Backed Securities	42.0%
Municipal Bonds	3.5%
Preferred Stocks	1.3%
U.S. Treasury Notes	2.5%
Cash Equivalents	2.7%

101.7%

Sterling Capital Variable Insurance Funds
Expense Example (Unaudited)
June 30, 2011

As a shareholder of the Sterling Capital Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Sterling Capital Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period 1/1/11 - 6/30/11*	Expense Ratio During Period 1/1/11 - 6/30/11
Sterling Capital Select Equity VIF	$1,000.00	$1,026.70	$4.77	0.95%
Sterling Capital Strategic Allocation Equity VIF	1,000.00	1,043.90	2.43	0.48%
Sterling Capital Special Opportunities VIF	1,000.00	1,045.20	6.19	1.22%
Sterling Capital Total Return Bond VIF	1,000.00	1,027.50	5.33	1.06%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Sterling Capital Variable Insurance Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period 1/1/11 - 6/30/11*	Expense Ratio During Period 1/1/11 - 6/30/11
Sterling Capital Select Equity VIF	$1,000.00	$1,020.08	$4.76	0.95%
Sterling Capital Strategic Allocation Equity VIF	1,000.00	1,022.41	2.41	0.48%
Sterling Capital Special Opportunities VIF	1,000.00	1,018.74	6.11	1.22%
Sterling Capital Total Return Bond VIF	1,000.00	1,019.54	5.31	1.06%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Sterling Capital Select Equity VIF
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.6%)
	Consumer Discretionary (10.8%)
7,020	Carnival Corp.	$264,163
22,000	Comcast Corp., Class A	557,480
12,900	Lowe’s Cos., Inc.	300,699
39,300	Staples, Inc.	620,940
9,450	Target Corp.	443,299
13,830	Walt Disney Co. (The)	539,923

		2,726,504

	Consumer Staples (7.8%)
3,050	Coca-Cola Co. (The)	205,235
12,600	Kraft Foods, Inc., Class A	443,898
9,710	PepsiCo, Inc.	683,875
6,000	Procter & Gamble Co. (The)	381,420
4,830	Wal-Mart Stores, Inc.	256,666

		1,971,094

	Energy (12.6%)
20,220	Cenovus Energy, Inc.	761,485
3,300	Chevron Corp.	339,372
3,150	ConocoPhillips	236,849
4,650	Exxon Mobil Corp.	378,417
9,360	Schlumberger, Ltd.	808,704
17,250	Suncor Energy, Inc.	674,475

		3,199,302

	Financials (16.4%)
4,860	American Express Co.	251,262
6,240	Aon Corp.	320,112
22,000	Bank of America Corp.	241,120
3,930	Berkshire Hathaway, Inc., Class B(a)	304,143
17,000	JPMorgan Chase & Co.	695,980
18,900	MetLife, Inc.	829,143
15,000	Morgan Stanley	345,150
5,000	Travelers Cos., Inc. (The)	291,900
15,000	Wells Fargo & Co.	420,900
21,000	Weyerhaeuser Co., REIT	459,060

		4,158,770

	Health Care (12.6%)
4,560	Abbott Laboratories	239,947
7,440	Amgen, Inc.(a)	434,124
5,640	Johnson & Johnson	375,173
9,900	Medtronic, Inc.	381,447
13,500	Merck & Co., Inc.	476,415
16,500	Pfizer, Inc.	339,900
12,000	St. Jude Medical, Inc.	572,160
5,600	Thermo Fisher Scientific, Inc.(a)	360,584

		3,179,750

	Industrials (10.0%)
11,000	ABB, Ltd., ADR(a)	285,450
5,190	FedEx Corp.	492,271
42,000	General Electric Co.	792,120
54,000	Southwest Airlines Co.	616,680
7,035	Tyco International, Ltd.	347,740

		2,534,261

	Information Technology (23.0%)
2,700	Apple, Inc.(a)	906,309

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
46,500	Cisco Systems, Inc.	$725,865
13,400	Corning, Inc.	243,210
870	Google, Inc., Class A(a)	440,551
12,950	Hewlett-Packard Co.	471,380
12,000	Intel Corp.	265,920
1,610	International Business Machines Corp.	276,195
37,050	Microsoft Corp.	963,300
9,200	Oracle Corp.	302,772
21,450	TE Connectivity, Ltd.	788,502
13,200	Texas Instruments, Inc.	433,356

		5,817,360

	Materials (4.8%)
53,000	Alcoa, Inc.	840,580
3,060	Freeport-McMoRan Copper & Gold, Inc.	161,873
6,780	International Paper Co.	202,180

		1,204,633

	Telecommunication Services (1.6%)
12,600	AT&T, Inc.	395,766

	Total Common Stocks (Cost $21,944,258)	25,187,440

EXCHANGE TRADED FUND (0.3%)
2,450	Utilities Select Sector Standard and Poors Depositary Receipt Fund	82,026

	Total Exchange Traded Fund (Cost $70,552)	82,026

INVESTMENT COMPANY (0.1%)
26,160	Federated Treasury Obligations Fund, Institutional Shares	26,160

	Total Investment Company (Cost $26,160)	26,160

Principal Amount
SHORT TERM INVESTMENTS (0.1%)
$29,800	BNY Mellon Institutional Cash Reserve, Series B	7,674

	Total Short Term Investments (Cost $29,800)	7,674

Total Investments — 100.1% (Cost $22,070,770)		25,303,300
Net Other Assets (Liabilities) — (0.1)%		(20,602)

NET ASSETS — 100.0%		$25,282,698

(a) Represents non-income producing security.

ADR — American Depository Receipt
REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Equity VIF
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (53.6%)
32,728	Sterling Capital Equity Income Fund, Institutional Class	$479,145
8,006	Sterling Capital Equity Index Fund, Institutional Class	70,854
107,335	Sterling Capital International Fund, Institutional Class(a)	600,001
51,210	Sterling Capital Mid Value Fund, Institutional Class	741,007
106,010	Sterling Capital Select Equity Fund, Institutional Class	1,265,765
13,867	Sterling Capital Small Value Fund, Institutional Class	193,304
16,570	Sterling Capital Special Opportunities Fund, Institutional Class(a)	308,858
100,802	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	100,802

	Total Affiliated Investment Companies (Cost $3,121,698)	3,759,736

NON-AFFILIATED INVESTMENT COMPANIES (9.4%)
32,658	Credit Suisse Commodity Return Strategy Fund	300,782
15,456	Harding, Loevner International Equity Portfolio	244,970
3,117	Lazard Emerging Markets Equity Portfolio	67,691
1,248	Oppenheimer Developing Markets Fund	44,440

	Total Non-Affiliated Investment Companies (Cost $570,439)	657,883

EXCHANGE TRADED FUNDS (37.0%)
5,428	iShares Dow Jones US Real Estate Index Fund	327,308
4,879	iShares MSCI EAFE Small Cap Index Fund	212,871
6,785	iShares MSCI EAFE Value Index Fund	355,195
12,040	iShares MSCI Emerging Markets Index Fund	573,104
2,339	iShares Russell 2000 Index Fund	193,669
8,273	iShares Russell Midcap Growth Index Fund	511,520
3,201	iShares S&P 500 Index Fund	423,876

	Total Exchange Traded Funds (Cost $2,103,406)	2,597,543

Total Investments — 100.0% (Cost $5,795,543)		7,015,162
Net Other Assets (Liabilities) — (0.0)%		(2,261)

NET ASSETS — 100.0%		$7,012,901

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities VIF
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.0%)
	Consumer Discretionary (9.5%)
90,000	Comcast Corp., Class A	$2,280,600
33,500	Yum! Brands, Inc.	1,850,540

		4,131,140

	Consumer Staples (10.5%)
108,000	Dole Food Co., Inc.(a)(b)	1,460,160
21,000	Energizer Holdings, Inc.(b)	1,519,560
29,000	Kellogg Co.	1,604,280

		4,584,000

	Energy (10.0%)
13,500	Apache Corp.	1,665,765
11,000	EOG Resources, Inc.	1,150,050
4,000	Halliburton Co.	204,000
71,500	Weatherford International, Ltd.(b)	1,340,625

		4,360,440

	Financials (6.8%)
6,000	CME Group, Inc.	1,749,540
15,000	Och-Ziff Capital Management Group LLC, Class A	208,050
22,000	State Street Corp.	991,980

		2,949,570

	Health Care (21.3%)
7,500	Becton Dickinson & Co.	646,275
44,000	Gilead Sciences, Inc.(b)	1,822,040
19,000	McKesson Corp.	1,589,350
49,000	Merck & Co., Inc.	1,729,210
35,000	Teva Pharmaceutical Industries, Ltd., ADR	1,687,700
35,122	UnitedHealth Group, Inc.	1,811,592

		9,286,167

	Industrials (5.2%)
14,500	L-3 Communications Holdings, Inc.	1,268,025
87,000	Southwest Airlines Co.	993,540

		2,261,565

	Information Technology (27.7%)
150,000	Activision Blizzard, Inc.	1,752,000
50,000	Adobe Systems, Inc.(b)	1,572,500
10,000	Akamai Technologies, Inc.(b)	314,700
88,000	Cisco Systems, Inc.	1,373,680
25,000	Corning, Inc.	453,750
92,000	Dell, Inc.(b)	1,533,640
66,000	eBay, Inc.(b)	2,129,820
29,000	Harris Corp.	1,306,740
19,000	Intuit, Inc.(b)	985,340

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
14,100	Itron, Inc.(b)	$679,056

		12,101,226

	Materials (7.5%)
32,000	Newmont Mining Corp.	1,727,040
19,500	Teck Resources, Ltd., Class B	989,430
47,100	Yamana Gold, Inc.	547,773

		3,264,243

	Utilities (0.5%)
3,806	NextEra Energy, Inc.	218,693

	Total Common Stocks (Cost $35,525,217)	43,157,044

INVESTMENT COMPANY (1.1%)
477,691	Federated Treasury Obligations Fund, Institutional Shares	477,691

	Total Investment Company (Cost $477,691)	477,691

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.1%)
$ 37,343	BNY Mellon Institutional Cash Reserve, Series B	9,616
1,338,614	BNY Mellon Overnight Government Fund	1,338,614

	Total Securities Held as Collateral for Securities on Loan (Cost $1,375,957)	1,348,230

Total Investments — 103.2% (Cost $37,378,865)		44,982,965
Net Other Assets (Liabilities) — (3.2)%		(1,403,324)

NET ASSETS — 100.0%		$43,579,641

(a)	Represents that all or a portion of the security was on loan as of June 30, 2011.
(b)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments
June 30, 2011 (Unaudited)

Principal Amount		Fair Value

ASSET BACKED SECURITIES (0.4%)
$ 85,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.247%, 10/15/15(a)	$84,867

	Total Asset Backed Securities (Cost $84,629)	84,867

COLLATERALIZED MORTGAGE OBLIGATIONS (12.8%)
123,752	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.205%, 4/25/35(a)	120,607
65,746	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	66,525
137,773	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	138,446
90,514	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	91,456
113,660	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	113,609
189,363	Fannie Mae, Series 2011-31, Class DA, 3.500%, 11/25/28(b)	193,540
75,582	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33(b)	79,332
71,803	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33(b)	74,414
264,042	Fannie Mae, Series 2009-70, Class PA, 5.000%, 8/25/35(b)	280,335
117,725	Fannie Mae, Series 2008-29, Class BG, 4.700%, 12/25/35(b)	125,076
56,942	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	59,069
66,504	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(b)	70,704
67,536	Freddie Mac, Series 3773, Class AL, 3.250%, 6/15/25(b)	69,028
71,199	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	71,817
127,263	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	128,725
93,647	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	95,032
58,604	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.027%, 12/25/34(a)	53,399
149,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.520%, 6/25/34(a)	140,964
90,895	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	95,733
63,335	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	62,828
139,053	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.745%, 1/25/35(a)	127,755
142,917	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.814%, 10/25/35(a)	128,524
64,552	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	67,293

	Total Collateralized Mortgage Obligations (Cost $2,424,324)	2,454,211

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (9.4%)
$ 55,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(a)	$58,522
14,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.329%, 11/10/42(a)	15,245
115,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.352%, 11/10/42(a)	116,845
53,412	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	53,894
195,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.394%, 7/15/44(a)	197,570
95,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	103,116
90,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	92,917
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	138,279
101,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(c)	100,530
100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	106,376
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	28,581
220,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	238,085
80,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.648%, 3/12/44(a)	83,064
196,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	204,298
154,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	157,650
104,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(c)	106,607

	Total Commercial Mortgage-Backed Securities (Cost $1,726,357)	1,801,579

CORPORATE BONDS (27.1%)
	Consumer Discretionary (2.7%)
104,000	CBS Corp., 8.875%, 5/15/19(d)	132,575
154,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(d)	214,236
180,000	News America, Inc., 6.150%, 2/15/41(c)(d)	178,314

		525,125

	Consumer Staples (1.5%)
103,000	Altria Group, Inc., 9.950%, 11/10/38	144,720
138,000	Lorillard Tobacco Co., 6.875%, 5/1/20	149,720

		294,440

	Energy (1.5%)
90,000	Energy Transfer Partners LP, 9.000%, 4/15/19(d)	111,905

Continued

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$142,000	NuStar Logistics LP, 7.650%, 4/15/18(d)	$169,615

		281,520

	Financials (14.7%)
31,000	Aflac, Inc., 8.500%, 5/15/19	37,913
177,000	Bear Stearns Cos. LLC (The), 7.250%, 2/1/18(d)	210,186
137,000	Colonial Realty LP, 6.250%, 6/15/14	146,881
203,000	Credit Suisse AG, 5.400%, 1/14/20	205,513
200,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13(d)	213,735
100,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	108,016
282,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(d)	319,229
101,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	117,518
199,000	Health Care REIT, Inc., 4.950%, 1/15/21(d)	193,890
100,000	ING Bank NV, 4.000%, 3/15/16(c)	101,204
92,000	Jefferies Group, Inc., 8.500%, 7/15/19	108,807
47,000	KeyCorp, MTN, 5.100%, 3/24/21	47,869
172,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(c)	173,044
180,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	199,155
115,000	MetLife, Inc., 6.750%, 6/1/16	133,855
194,000	Morgan Stanley, MTN, 6.625%, 4/1/18(d)	213,709
83,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	96,903
59,000	Simon Property Group LP REIT, 10.350%, 4/1/19	81,668
64,000	Ventas Realty LP/Ventas Capital Corp. REIT, 4.750%, 6/1/21(d)	62,474
58,000	WEA Finance LLC, 4.625%, 5/10/21(c)	56,286

		2,827,855

	Industrials (2.2%)
198,000	Corrections Corp. of America, 6.250%, 3/15/13(d)	198,495
209,000	Verisk Analytics, Inc., 5.800%, 5/1/21(d)	221,686

		420,181

	Materials (2.7%)
233,000	Sealed Air Corp., 6.875%, 7/15/33(c)	205,201
183,000	Vale Overseas, Ltd., 6.875%, 11/21/36	198,699
105,000	Xstrata Finance Canada, Ltd., 5.800%, 11/15/16(c)	117,589

		521,489

	Telecommunication Services (1.8%)
135,000	America Movil SAB de CV, 6.375%, 3/1/35	145,109
100,000	Crown Castle International Corp., 9.000%, 1/15/15(d)	108,500
82,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(d)	81,284

		334,893

	Total Corporate Bonds (Cost $4,981,902)	5,205,503

MORTGAGE-BACKED SECURITIES (42.0%)
	Fannie Mae(b) (18.5%)
13,364	4.500%, 10/1/18, Pool #752030	14,301
6,032	5.500%, 12/1/20, Pool #831138	6,559
21,331	5.500%, 5/1/21, Pool #895628	23,193
24,271	5.000%, 10/1/25, Pool #255894	26,130

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(b) — (continued)
$391,000	4.000%, 12/1/25, Pool #AH0973	$408,129
778,000	3.500%, 6/1/26, Pool #AB3171	793,605
21,154	5.500%, 2/1/27, Pool #256600	22,976
17,064	6.000%, 9/1/34, Pool #790912	18,854
8,689	7.000%, 6/1/35, Pool #255820	9,999
45,668	5.000%, 11/1/35, Pool #842402	48,758
38,779	6.000%, 12/1/36, Pool #902054	42,738
23,133	6.000%, 1/1/37, Pool #906095	25,495
20,189	6.000%, 4/1/37, Pool #914725	22,212
38,842	6.000%, 7/1/37, Pool #256800	42,735
157,673	6.000%, 7/1/37, Pool #940807	173,475
6,247	6.000%, 9/1/37, Pool #955005	6,873
138,634	4.746%, 7/1/38, Pool #981430(a)	147,542
46,957	5.500%, 7/1/38, Pool #934323	50,826
78,438	5.000%, 1/1/39, Pool #995245	83,500
98,083	4.500%, 1/1/40, Pool #AC8568	101,653
309,360	4.500%, 6/1/40, Pool #AD6432	320,523
85,106	5.000%, 6/1/40, Pool #AD4927	90,598
224,583	5.000%, 6/1/40, Pool #AD7860	239,077
83,958	5.000%, 6/1/40, Pool #AD8842	89,350
94,012	4.500%, 8/1/40, Pool #AE2305	97,404
162,340	5.000%, 9/1/40, Pool #AE0530	172,767
174,806	4.000%, 3/1/41, Pool #AH8824	175,052
101,500	4.500%, 3/1/41, Pool #AH8825	105,170
191,612	4.500%, 5/1/41, Pool #AI1023	198,541

		3,558,035

	Freddie Mac(b) (14.5%)
28,108	6.000%, 10/1/19, Pool #G11679	30,662
13,261	5.500%, 10/1/21, Pool #G12425	14,350
17,952	5.500%, 7/1/35, Pool #A36540	19,518
9,814	6.000%, 7/1/35, Pool #A36304	10,836
26,985	5.500%, 2/1/36, Pool #G08111	29,258
42,238	5.500%, 4/1/37, Pool #G08192	45,731
181,169	5.500%, 5/1/37, Pool #G03240	196,433
24,483	5.000%, 6/1/37, Pool #G03094	26,044
127,668	6.000%, 8/1/37, Pool #A64401	140,722
64,352	6.000%, 8/1/37, Pool #A64981	70,831
23,154	5.613%, 9/1/37, Pool #1Q0319(a)	25,057
80,085	6.500%, 12/1/37, Pool #A69955	90,305
15,128	5.500%, 1/1/38, Pool #A71523	16,378
263,838	5.500%, 10/1/38, Pool #G04814	285,655
357,000	5.000%, 2/1/39, Pool #G05253	379,532
181,503	4.500%, 1/1/40, Pool #A90764	187,939
473,405	5.500%, 1/1/40, Pool #G06021	512,552
189,804	3.759%, 7/1/40, Pool #1B4948(a)	199,290
247,214	5.000%, 7/1/40, Pool #A93070	262,971
82,997	5.000%, 7/1/40, Pool #C03487	88,287
144,085	4.000%, 9/1/40, Pool #A93643	144,173

		2,776,524

	Ginnie Mae (9.0%)
98,295	5.500%, 6/15/38, Pool #782333	108,286
276,090	5.500%, 1/15/39, Pool #646685	304,131
172,236	4.500%, 3/15/39, Pool #697957	182,499
345,049	4.500%, 2/15/40, Pool #737031	364,854
86,201	5.000%, 2/15/40, Pool #737037	93,546
277,372	4.500%, 9/20/40, Pool #4801	292,526
115,000	4.000%, 7/15/41(e)	117,138
74,000	5.000%, 7/15/41(e)	80,151

Continued

Sterling Capital Total Return Bond VIF
Schedule of Portfolio Investments — (continued)
June 30, 2011 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Ginnie Mae — (continued)
$160,000	5.500%, 7/15/41(e)	$176,050

		1,719,181

	Total Mortgage-Backed Securities (Cost $7,945,264)	8,053,740

MUNICIPAL BONDS (3.5%)
	California (1.8%)
65,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	75,198
30,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	31,238
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	230,135

		336,571

	New York (1.7%)
70,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 8/1/11 @ 100 (G.O. of Authority), 5.500%, 7/15/15	70,197
95,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	99,668
155,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	162,088

		331,953

	Total Municipal Bonds (Cost $641,709)	668,524

U.S. TREASURY NOTES (2.5%)
113,000	1.750%, 5/31/16(f)	113,176
365,000	4.500%, 8/15/39(d)	373,213

	Total U.S. Treasury Notes (Cost $492,583)	486,389

Shares		Fair Value
PREFERRED STOCKS (1.3%)
	Financials (1.3%)
4,200	Citigroup Capital XIII, 7.875%	$116,676
4,999	Fifth Third Capital Trust VI, 7.250%	126,375

	Total Preferred Stocks (Cost $234,527)	243,051

INVESTMENT COMPANY (2.7%)
516,555	Federated Treasury Obligations Fund, Institutional Shares	516,555

	Total Investment Company (Cost $516,555)	516,555

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$17,758	BNY Mellon Institutional Cash Reserve, Series B	4,573

	Total Short Term Investments (Cost $17,758)	4,573

Total Investments — 101.7% (Cost $19,065,608)		19,518,992
Net Other Assets (Liabilities) — (1.7)%		(327,056)

NET ASSETS — 100.0%		$19,191,936

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2011. The maturity date reflected is the final maturity date.

(b)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(e)	Represents securities purchased on a when-issued basis. At June 30, 2011, total cost of investments purchased on a when-issued basis was $374,501.
(f)	Represents that all or a portion of the security was on loan as of June 30, 2011.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds
Statements of Assets and Liabilities
June 30, 2011 (Unaudited)

	Sterling Capital Select Equity VIF	Sterling Capital Strategic Allocation Equity VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Assets:
Investments:
Investments - unaffiliated, at cost*	$22,070,770	$2,673,845	$37,378,865	$19,065,608
Investments - affiliated, at cost	—	3,121,698	—	—

Total investments, at cost	22,070,770	5,795,543	37,378,865	19,065,608
Unrealized appreciation	3,232,530	1,219,619	7,604,100	453,384

Investments, at value	25,303,300	7,015,162	44,982,965	19,518,992
Cash	—	—	—	5,596
Interest and dividends receivable	28,268	1	33,434	156,159
Receivable for investments sold	642,536	—	—	621,550
Receivable for capital shares issued	9,815	1,648	—	—
Prepaid expenses & other expenses	11,713	2,943	18,254	8,311

Total Assets	25,995,632	7,019,754	45,034,653	20,310,608

Liabilities:
Payable for investments purchased	645,287	—	—	984,025
Payable for capital shares redeemed	8,440	194	21,073	93,502
Payable for collateral received on loaned securities	—	—	1,375,957	—
Payable to securities lending agent	29,800	—	—	17,758
Accrued expenses and other payables:
Investment advisory fees	10,279	1,411	28,374	8,022
Administration fees	2,078	—	3,582	1,608
Audit fees	9,808	2,632	15,610	7,101
Compliance service fees	26	7	38	20
Trustee fees	5	9	—	—
Printing fees	5,639	2,177	8,270	4,285
Transfer agent fees	1,572	423	2,108	1,222
Other fees	—	—	—	1,129

Total Liabilities	712,934	6,853	1,455,012	1,118,672

Net Assets:	$25,282,698	$7,012,901	$43,579,641	$19,191,936

Net Assets Consist of:
Capital	$43,630,058	$11,996,970	$33,336,220	$17,369,930
Accumulated undistributed (distributions in excess of) net investment income (loss)	2,003	(135)	(17,958)	315,275
Accumulated realized gain (loss)	(21,581,893)	(6,203,553)	2,657,279	1,053,347
Net unrealized appreciation/depreciation	3,232,530	1,219,619	7,604,100	453,384

Net Assets	$25,282,698	$7,012,901	$43,579,641	$19,191,936

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)	2,943,006	1,009,639	2,511,341	1,774,446

Net Asset Value - offering and redemption price per share	$8.59	$6.95	$17.35	$10.82

*	The Sterling Capital Special Opportunities VIF and Sterling Capital Total Return Bond VIF include securities on loan of $1,333,004 and $9,144, respectively.

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds
Statements of Operations
For the Six Months Ended June 30, 2011 (Unaudited)

	Sterling Capital Select Equity VIF	Sterling Capital Strategic Allocation Equity VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Investment Income:
Interest income	$—	$—	$—	$452,750
Dividend income - unaffiliated	269,632	28,004	252,632	8,849
Dividend income - affiliated	—	12,826	—	—
Foreign tax withholding	(3,914)	—	(2,178)	—
Income from securities lending	538	—	3,756	3

Total investment income	266,256	40,830	254,210	461,602

Expenses:
Investment advisory fees (See Note 5)	100,216	9,102	178,983	59,588
Administration fees (See Note 5)	13,835	—	22,775	10,107
Audit fees	10,794	2,909	17,131	7,857
Compliance service fees (See Note 5)	167	45	268	121
Custodian fees	870	188	1,649	569
Fund accounting fees (See Note 5)	1,354	364	2,237	993
Insurance fees	10,255	2,822	14,851	8,176
Legal fees	7,035	1,885	11,162	5,096
Printing fees	5,863	2,256	8,930	4,491
Transfer agent fees (See Note 5)	4,691	1,268	7,334	3,447
Trustee fees	1,085	301	1,701	803
Other fees	4,738	2,427	5,499	13,914

Total expenses before waivers	160,903	23,567	272,520	115,162

Less expenses waived/reimbursed by the Investment Advisor (See Note 5)	(32,748)	(6,254)	(352)	(10,128)

Net expenses	128,155	17,313	272,168	105,034

Net investment income (loss)	138,101	23,517	(17,958)	356,568

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment transactions - unaffiliated	1,536,739	67,986	1,215,739	407,675
Investment transactions - affiliated	—	12,938	—	—
Written Options	—	—	74,015	—
Change in unrealized appreciation/depreciation on:
Investments	(899,164)	219,224	701,033	(226,896)
Written Options	—	—	(26,729)	—

Net realized and unrealized gain	637,575	300,148	1,964,058	180,779

Change in net assets from operations	$775,676	$323,665	$1,946,100	$537,347

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds
Statements of Changes in Net Assets

	Sterling Capital Select Equity VIF		Sterling Capital Strategic Allocation Equity VIF

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
From Investment Activities:
Operations:
Net investment income (loss)	$138,101	$346,877	$23,517	$92,516
Net realized gain (loss)	1,536,739	1,473,764	80,924	(1,016,139)
Change in unrealized appreciation/depreciation	(899,164)	1,254,956	219,224	1,965,251

Change in net assets from operations	775,676	3,075,597	323,665	1,041,628

Distributions to Shareholders:
Net investment income	(136,334)	(349,287)	(23,652)	(117,201)
Net realized gains from investment transactions	—	—	—	—

Change in net assets from shareholders distributions	(136,334)	(349,287)	(23,652)	(117,201)

Capital Transactions:
Proceeds from shares issued	169,846	119,554	174,578	408,975
Distributions reinvested	136,334	349,287	23,652	117,201
Value of shares redeemed	(3,980,529)	(7,001,138)	(1,155,398)	(1,727,268)

Change in net assets from capital transactions	(3,674,349)	(6,532,297)	(957,168)	(1,201,092)

Change in net assets	(3,035,007)	(3,805,987)	(657,155)	(276,665)
Net Assets:
Beginning of period	28,317,705	32,123,692	7,670,056	7,946,721

End of period	$25,282,698	$28,317,705	$7,012,901	$7,670,056

Accumulated undistributed (distributions in excess of) net investment income (loss)	$2,003	$236	$(135)	$—

Share Transactions:
Issued	19,519	15,933	24,837	67,323
Reinvested	15,758	45,575	3,403	18,879
Redeemed	(458,241)	(915,381)	(166,727)	(285,890)

Change in Shares	(422,964)	(853,873)	(138,487)	(199,688)

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities VIF		Sterling Capital Total Return Bond VIF

For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

$(17,958)	$(110,418)	$356,568	$782,977
1,289,754	4,579,201	407,675	770,050
674,304	1,393,992	(226,896)	(9,535)

1,946,100	5,862,775	537,347	1,543,492

—	(23,790)	(377,803)	(819,377)
—	—	—	(35,714)

—	(23,790)	(377,803)	(855,091)

2,325,216	5,126,387	2,118,864	3,090,265
—	23,790	377,803	855,091
(4,036,037)	(7,806,727)	(4,861,349)	(5,298,937)

(1,710,821)	(2,656,550)	(2,364,682)	(1,353,581)

235,279	3,182,435	(2,205,138)	(665,180)

43,344,362	40,161,927	21,397,074	22,062,254

$43,579,641	$43,344,362	$19,191,936	$21,397,074

$(17,958)	$—	$315,275	$336,510

136,345	331,860	196,376	287,744
—	1,564	35,005	79,711
(236,549)	(532,383)	(451,796)	(499,141)

(100,204)	(198,959)	(220,415)	(131,686)

Sterling Capital Variable Insurance Funds
Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net Investment income	Net realized gains on investments	Total Distributions
Sterling Capital Select Equity VIF
Six Months Ended June 30, 2011 (Unaudited)	$8.41	0.04	(d)	0.19	0.23	(0.05)	—	(0.05)
Year Ended December 31, 2010	$7.61	0.09	(d)	0.81	0.90	(0.10)	—	(0.10)
Year Ended December 31, 2009	$6.49	0.07	(d)	1.12	1.19	(0.07)	—	(0.07)
Year Ended December 31, 2008	$13.69	0.16	(d)	(4.63)	(4.47)	(0.16)	(2.57)	(2.73)
Year Ended December 31, 2007	$16.75	0.23		(1.08)	(0.85)	(0.31)	(1.90)	(2.21)
Year Ended December 31, 2006	$14.00	0.27		2.68	2.95	(0.20)	—	(0.20)
Sterling Capital Strategic Allocation Equity VIF(e)
Six Months Ended June 30, 2011 (Unaudited)	$6.68	0.02	(d)	0.27	0.29	(0.02)	—	(0.02)
Year Ended December 31, 2010	$5.90	0.07	(d)	0.81	0.88	(0.10)	—	(0.10)
Year Ended December 31, 2009	$4.75	0.06	(d)	1.14	1.20	(0.05)	—	(0.05)
Year Ended December 31, 2008	$10.33	0.09	(d)	(3.50)	(3.41)	(0.10)	(2.07)	(2.17)
Year Ended December 31, 2007	$11.65	0.25		— (f)	0.25	(0.30)	(1.27)	(1.57)
Year Ended December 31, 2006	$10.51	0.16		1.45	1.61	(0.12)	(0.35)	(0.47)
Sterling Capital Special Opportunities VIF
Six Months Ended June 30, 2011 (Unaudited)	$16.60	(0.01	)(d)	0.76	0.75	—	—	—
Year Ended December 31, 2010	$14.29	(0.04	)(d)	2.36	2.32	(0.01)	—	(0.01)
Year Ended December 31, 2009	$10.27	(0.03	)(d)	4.47	4.44	—	(0.42)	(0.42)
Year Ended December 31, 2008	$16.03	0.02	(d)	(5.28)	(5.26)	(0.02)	(0.48)	(0.50)
Year Ended December 31, 2007	$15.07	(0.02)		2.02	2.00	—	(1.04)	(1.04)
Year Ended December 31, 2006	$12.70	(0.02)		3.07	3.05	(0.01)	(0.67)	(0.68)
Sterling Capital Total Return Bond VIF
Six Months Ended June 30, 2011 (Unaudited)	$10.73	0.19	(d)	0.10	0.29	(0.20)	—	(0.20)
Year Ended December 31, 2010	$10.37	0.40	(d)	0.39	0.79	(0.41)	(0.02)	(0.43)
Year Ended December 31, 2009	$9.94	0.41	(d)	0.42	0.83	(0.40)	—	(0.40)
Year Ended December 31, 2008	$10.02	0.41	(d)	(0.08)	0.33	(0.41)	—	(0.41)
Year Ended December 31, 2007	$9.83	0.31		0.31	0.62	(0.43)	—	(0.43)
Year Ended December 31, 2006	$9.92	0.50		(0.17)	0.33	(0.42)	—	(0.42)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized for periods less than one year.
(b)

Total return ratios assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

(c)	Annualized for periods less than one year.
(d)	Per share net investment income (loss) has been calculated using the average daily shares method.
(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return(a)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate(a)

$ 8.59	2.67%	$25,283	0.95%	1.02%	1.19%	27.86%
$ 8.41	11.93%	$28,318	0.94%	1.22%	1.21%	63.34%
$ 7.61	18.50%	$32,124	1.00%	1.01%	1.24%	137.52%
$ 6.49	(37.43)%	$35,978	0.81%	1.52%	1.16%	49.73%
$13.69	(5.87)%	$87,171	0.77%	1.50%	1.08%	52.81%
$16.75	21.28%	$93,143	0.77%	1.72%	1.01%	45.76%

$ 6.95	4.39%	$ 7,013	0.48%	0.65%	0.65%	0.83%
$ 6.68	14.98%	$ 7,670	0.40%	1.21%	0.68%	64.81%
$ 5.90	25.24%	$ 7,947	0.41%	1.21%	0.66%	18.04%
$ 4.75	(38.22)%	$ 8,528	0.31%	1.15%	0.59%	61.04%
$10.33	1.98%	$18,495	0.18%	2.27%	0.51%	40.70%
$11.65	15.82%	$18,222	0.17%	1.15%	0.54%	20.55%

$17.35	4.52%	$43,580	1.22%	(0.08)%	1.22%	10.21%
$16.60	16.24%	$43,344	1.24%	(0.28)%	1.27%	39.24%
$14.29	43.53%	$40,162	1.26%	(0.28)%	1.29%	32.57%
$10.27	(33.71)%	$26,684	1.10%	0.14%	1.18%	35.80%
$16.03	13.41%	$35,620	1.06%	(0.16)%	1.11%	23.86%
$15.07	24.71%	$21,294	1.06%	(0.05)%	1.06%	59.93%

$10.82	2.75%	$19,192	1.06%	3.59%	1.16%	74.84%
$10.73	7.73%	$21,397	1.07%	3.70%	1.20%	140.32%
$10.37	8.57%	$22,062	0.94%	4.09%	1.24%	109.12%
$ 9.94	3.38%	$20,996	0.81%	4.11%	1.03%	152.74%
$10.02	6.47%	$14,064	0.77%	4.42%	1.01%	252.64%
$ 9.83	3.47%	$ 6,767	0.77%	4.34%	0.88%	188.24%

Sterling Capital Variable Insurance Funds
Notes to Financial Statements
June 30, 2011 (Unaudited)

1.	Organization:

The Sterling Capital Variable Insurance Funds (formerly known as BB&TVariable Insurance Funds) (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the Sterling Capital Select Equity VIF, the Sterling Capital Strategic Allocation Equity VIF, the Sterling Capital Special Opportunities VIF, and the Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

The Sterling Capital Strategic Allocation Equity VIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities. By owning shares of underlying investment companies (including exchange traded funds), Sterling Capital Strategic Allocation Equity VIF invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. In addition, Sterling Capital Strategic Allocation Equity VIF’s exposure to underlying equity funds may include funds that invest in real estate or other similar securities and invest in derivatives.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, and options, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the underlying funds in which the Sterling Capital Strategic Allocation Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of June 30, 2011.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Sterling Capital Variable Insurance Funds
Notes to Financial Statements — (continued)
June 30, 2011 (Unaudited)

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2011 there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2011 is as follows:

Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Select Equity VIF	$25,295,626(a)	$7,674	$—	$25,303,300
Sterling Capital Strategic Allocation Equity VIF	7,015,162(a)	—	—	7,015,162
Sterling Capital Special Opportunities VIF	43,634,735(a)	1,348,230(b)	—	44,982,965
Sterling Capital Total Return Bond VIF	516,555(c)	18,994,048(a)(b)	—	19,510,603

(a)    Industries or security types are disclosed in the Schedules of Portfolio Investments.

(b)    All or part of the balance represents securities held as collateral for securities on loan.

(c)    Represents investment companies.

There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. In addition, ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — The Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase,

Sterling Capital Variable Insurance Funds
Notes to Financial Statements — (continued)
June 30, 2011 (Unaudited)

the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Option Contracts — The Sterling Capital Special Opportunities VIF writes (sells) “covered” call options and may purchase options to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value. The Fund executes transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Fund’s maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer).

The Sterling Capital Special Opportunities VIF invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. No written options were held at June 30, 2011. Detail of written options activity for the period ended June 30, 2011 is as follows:

	Sterling Capital Special Opportunities VIF
Covered Call Options	Number of Contracts	Premiums Received
Balance at beginning of period	550	$80,679
Options written	150	20,163
Options closed	(150)	(38,403)
Options expired	(400)	(42,276)
Options exercised	(150)	(20,163)

Balance at end of period	—	$—

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and The Bank of New York Mellon, the lending agent (“BNY Mellon Bank”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, BNY Mellon Bank is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the

Sterling Capital Variable Insurance Funds
Notes to Financial Statements — (continued)
June 30, 2011 (Unaudited)

close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at June 30, 2011 was invested in the BNY Mellon Overnight Government Fund and the BNY Mellon Institutional Cash Reserve Fund (“ICRF”) Series B, an unregistered investment pool managed by BNY Mellon Bank, which was invested in repurchase agreements and Lehman Brothers floating rate medium term notes.

Effective July 1, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with BNY Mellon Bank and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers and held by ICRF, and (ii) if certain conditions are met, each Fund will have the right to sell the defaulted securities to BNYMC at a price equal to 80% of par value.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. As of June 30, 2011, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the period ended June 30, 2011
Sterling Capital Special Opportunities VIF	$1,333,004	$1,375,957	$1,348,230	$1,079,938
Sterling Capital Total Return Bond VIF	9,144	9,369	(3,816)	6,402

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and the Sterling Capital Funds are allocated across the Funds and Sterling Capital Funds, based upon relative net assets or on another reasonable basis.

Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of the Sterling Capital Total Return Bond VIF, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of net operating losses, market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to make distributions of net investment income and net

Sterling Capital Variable Insurance Funds
Notes to Financial Statements — (continued)
June 30, 2011 (Unaudited)

realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the period ended June 30, 2011 were as follows:

	Purchases	Sales
Sterling Capital Select Equity VIF	$7,627,326	$11,276,633
Sterling Capital Strategic Allocation Equity VIF	60,768	1,013,542
Sterling Capital Special Opportunities VIF	7,910,072	4,223,068
Sterling Capital Total Return Bond VIF	5,272,092	8,454,125

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended June 30, 2011 for the Sterling Capital Total Return Bond VIF were $9,775,893 and $8,085,008, respectively.

4.	Investments in Affiliated Issuers:

A summary of the Sterling Capital Strategic Allocation Equity VIF’s transactions in the shares of affiliated issuers during the period ended June 30, 2011 is set forth below:

	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Dividend Income January 1, 2011 - June 30, 2011	Net Realized Gain (Loss) January 1, 2011 - June 30, 2011
Sterling Capital Equity Income Fund, Institutional Class	35,249	—	2,521	32,728	$479,145	$3,810	$2,701
Sterling Capital Equity Index Fund, Institutional Class	8,757	49	800	8,006	70,854	428	(1,069)
Sterling Capital International Fund, Institutional Class	116,664	—	9,329	107,335	600,001	—	6,076
Sterling Capital Mid Value Fund, Institutional Class	60,431	—	9,221	51,210	741,007	1,463	21,907
Sterling Capital Select Equity Fund, Institutional Class	115,999	—	9,989	106,010	1,265,765	7,119	(26,024)
Sterling Capital Small Value Fund, Institutional Class	16,167	—	2,300	13,867	193,304	—	7,018
Sterling Capital Special Opportunities Fund, Institutional Class	18,042	—	1,472	16,570	308,858	—	2,329
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	155,712	15,652,723	15,707,633	100,802	100,802	6	—

Total Affiliates	527,021	15,652,772	15,743,265	436,528	$3,759,736	$12,826	$12,938

5.	Related Party Transactions:

Under the terms of the investment advisory agreement the Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees and reimbursed certain expenses for the Funds referenced below which are not subject to recoupment and are included on the Statements of Operations as “Less expenses waived/reimbursed by the Investment Advisor.” Information regarding these transactions is as follows for the period ended June 30, 2011:

	Contractual Fee Rate	Fee Rate after Voluntary Waivers
Sterling Capital Select Equity VIF	0.74%	0.50%	[1]
Sterling Capital Strategic Allocation Equity VIF	0.25%	0.08%	[1]
Sterling Capital Special Opportunities VIF	0.80%	0.80%
Sterling Capital Total Return Bond VIF	0.60%	0.50%	[1]

[1]

For all or a portion of the period ended June 30, 2011, Sterling Capital voluntarily agreed to limit the investment advisory fees paid by the Fund. All voluntary waivers are not subject to recoupment in subsequent fiscal periods and may be discontinued at any time.

Sterling Capital Variable Insurance Funds
Notes to Financial Statements — (continued)
June 30, 2011 (Unaudited)

Pursuant to a sub-advisory agreement with Sterling Capital, Scott & Stringfellow LLC (Scott & Stringfellow), a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the Sterling Capital Special Opportunities VIF, subject to the general supervision of the Funds’ Board and Sterling Capital. For their services, Scott & Stringfellow is entitled to a fee, payable by Sterling Capital.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds and the Sterling Capital Funds, excluding the assets of the Funds of Funds, at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

For the period ended June 30, 2011, the Funds paid $1,542 in brokerage fees to Scott & Stringfellow, related to the execution of purchases and sales of the Funds’ portfolio investments.

The Trust has adopted a Variable Contract Owner Servicing Plan (the “Service Plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Funds. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2011 the Funds did not participate in any service plans.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $40,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Funds and the Sterling Capital Funds based upon relative net assets.

6.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never a net rate of less than two percent (2%) per annum. The line of credit was not used during the period ended June 30, 2011.

7.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize

Sterling Capital Variable Insurance Funds
Notes to Financial Statements — (continued)
June 30, 2011 (Unaudited)

interest and penalties, if any, related to unrecognized tax benefits as “Income tax expense” in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2010, the following Funds had net capital loss carry forwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carry forwards are used to offset future capital gains, it is possible that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity VIF	$19,677,086	2016
Sterling Capital Select Equity VIF	3,263,903	2017
Sterling Capital Strategic Allocation Equity VIF	2,272,242	2016
Sterling Capital Strategic Allocation Equity VIF	1,989,928	2017
Sterling Capital Strategic Allocation Equity VIF	1,467,590	2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid*
Sterling Capital Select Equity VIF	$349,287	$—	$349,287
Sterling Capital Strategic Allocation Equity VIF	117,201	—	117,201
Sterling Capital Special Opportunities VIF	23,790	—	23,790
Sterling Capital Total Return Bond VIF	819,377	35,714	855,091

*	Total Distributions Paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses after October 31st of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post-October capital losses, which were treated as arising on the first business day of the current fiscal year:

Post- October Capital Losses
Sterling Capital Strategic Allocation Equity VIF	$6,016

At June 30, 2011, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Select Equity VIF	$22,262,141	$3,898,956	$(857,797)	$3,041,159
Sterling Capital Strategic Allocation Equity VIF	6,378,447	1,219,619	(582,904)	636,715
Sterling Capital Special Opportunities VIF	37,439,722	8,682,485	(1,139,242)	7,543,243
Sterling Capital Total Return Bond VIF	19,066,122	541,192	(96,711)	444,481

Sterling Capital Variable Insurance Funds
Notes to Financial Statements — (continued)
June 30, 2011 (Unaudited)

8.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

Sterling Capital Variable Insurance Funds
Other Information
June 30, 2011 (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date 8/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date 8/26/11

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date 8/26/11